Pro Forma Condensed Combined Balance Sheet (USD $)	Dec. 31, 2011
Dynastar Holdings Inc.
Current Assets
Cash	$ 0
Accounts receivable	0
Prepaid expenses and other current assets	0
Total Current assets	0
Property, software and equipment, net	0
Goodwill	0
Intangibles, net	0
Investment in Dynastar Holdings common stock	0
Other assets	0
Total Assets	0
Current liabilities
Accounts payable	0
Accrued registration rights damages	0
Accrued commissions	0
Accrued expenses and other current liabilities	3,119
Notes payable, net of discount	0
Warrant liability	0
Total current liabilities	3,119
Total liabilities	3,119
Redeemable preferred stock	0
Stockholders' deficit
Common stock	287,504
Additional paid in capital	(105,549)
Accumulated deficit	(185,074)
Total stockholders' deficit	(3,119)
Total liabilities and stockholders' deficit	0
Dynastar Ventures, Inc.
Current Assets
Cash	34,117
Accounts receivable	65,968
Prepaid expenses and other current assets	53,576
Total Current assets	153,661
Property, software and equipment, net	60,795
Goodwill	1,009,479
Intangibles, net	85,000
Investment in Dynastar Holdings common stock	100,000
Other assets	8,400
Total Assets	1,417,335
Current liabilities
Accounts payable	351,232
Accrued registration rights damages	111,440
Accrued commissions	21,353
Accrued expenses and other current liabilities	173,807
Notes payable, net of discount	1,786,355
Warrant liability	90,246
Total current liabilities	2,534,433
Total liabilities	2,534,433
Redeemable preferred stock	1,164,400
Stockholders' deficit
Common stock	1,005
Additional paid in capital	106,369
Accumulated deficit	(2,388,872)
Total stockholders' deficit	(2,281,498)
Total liabilities and stockholders' deficit	1,417,335
Proforma Adjustments
Current Assets
Cash	0
Accounts receivable	0
Prepaid expenses and other current assets	0
Total Current assets	0
Property, software and equipment, net	0
Goodwill	0
Intangibles, net	0
Investment in Dynastar Holdings common stock	(100,000)
Other assets	0
Total Assets	(100,000)
Current liabilities
Accounts payable	0
Accrued registration rights damages	(111,440)
Accrued commissions	0
Accrued expenses and other current liabilities	(45,590)
Notes payable, net of discount	(886,355)
Warrant liability	0
Total current liabilities	(1,043,385)
Total liabilities	(1,043,385)
Redeemable preferred stock	(1,164,400)
Stockholders' deficit
Common stock	(250,580)
Additional paid in capital	3,115,841
Accumulated deficit	(757,476)
Total stockholders' deficit	2,107,785
Total liabilities and stockholders' deficit	(100,000)
Combined Pro Forma
Current Assets
Cash	34,117
Accounts receivable	65,968
Prepaid expenses and other current assets	53,576
Total Current assets	153,661
Property, software and equipment, net	60,795
Goodwill	1,009,479
Intangibles, net	85,000
Investment in Dynastar Holdings common stock	0
Other assets	8,400
Total Assets	1,317,335
Current liabilities
Accounts payable	351,232
Accrued registration rights damages	0
Accrued commissions	21,353
Accrued expenses and other current liabilities	131,336
Notes payable, net of discount	900,000
Warrant liability	90,246
Total current liabilities	1,494,167
Total liabilities	1,494,167
Redeemable preferred stock	0
Stockholders' deficit
Common stock	37,929
Additional paid in capital	3,116,661
Accumulated deficit	(3,331,422)
Total stockholders' deficit	(176,832)
Total liabilities and stockholders' deficit	$ 1,317,335